FINANCIAL INSTRUMENTS - Interest Rate Swap Transactions (Details) - Interest rate swap - Cash flow hedging - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Notional value	$ 737,500	$ 950,000
Minimum | LIBOR
Derivative [Line Items]
Fixed interest rates	1.68%	1.23%
Maximum | LIBOR
Derivative [Line Items]
Fixed interest rates	2.37%	1.94%